Sep-26-02 03:02pm From-NEW YORK STOCK EXCHANGE +2126565893 T-427 P.003/004 F-634

Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

02057431

1-14655

NYSE Cert NYS

RECD S.E.C.
SEP 2 6 2002
081

September 26, 2002

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
OCT 0 2 2002
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, REHABCARE GROUP, INC., Preferred Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 26, 2002.

Sincerely,